CURRENT AND DEFERRED TAXES (Details) - Schedule of Composition of current tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of Composition of current tax assets [Line Items]
Provisional monthly payments (advances), Current assets	$ 10,968
Provisional monthly payments (advances), Current assets		$ 48,480
Other recoverable credits, Current assets	18,353	20,654
Total assets by current tax, Current assets	29,321	69,134
Non Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of Composition of current tax assets [Line Items]
Provisional monthly payments (advances), Non-current assets
Other recoverable credits, Non-current assets		757
Total assets by current tax, Non-current assets		757
Current And Non Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of Composition of current tax assets [Line Items]
Provisional monthly payments (advances), Total assets	10,968	48,480
Other recoverable credits, Total assets	18,353	21,411
Total assets by current tax, Total assets	$ 29,321	$ 69,891